Subsequent Events - Additional Information (Detail) - Major business combination [member] - EUR (€) € in Millions	Feb. 20, 2019	Jan. 10, 2019
Top of range [member] | Pan US ABL Facility [member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in commitments	€ 350
Constellium-Bowling Green [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interest acquired		49.00%